Investment Strategy - Texas Equity Opportunity ETF	May 04, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”). Under normal circumstances, the Fund invests directly and indirectly at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the common stock of companies either (i) headquartered in Texas based on information provided by Morningstar, Inc., (ii) organized under the laws of Texas, or (iii) that, during the most recent fiscal year, derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in Texas or that have at least 50% of its assets in Texas (together, “Texas Companies”). In determining whether a company meets this condition, Teucrium Investment Advisors, LLC (the “Adviser”) or J. Team Financial, Inc. d/b/a Team Financial Strategies (the “Sub-Adviser” or “Team Financial Strategies”) may rely on such information and sources as the Adviser or Sub-Adviser deems reasonable and appropriate, such as information in regulatory filings (e.g., financial statements, annual reports, investor presentations), analyst reports, industry-specific trade publications, government publications, publicly available websites and outputs generated by large language models or other generative artificial intelligence (“AI”) tools that synthesize or analyze information from such sources.
The Adviser or Sub-Adviser typically selects companies in which to invest by performing an initial market capitalization screen of $500 million or more. The Fund will be invested across a broad market capitalization spectrum, including small, mid and large capitalization companies. The Adviser or Sub-Adviser ranks all companies by market capitalization and, in selecting investments, analyzes and adjusts allocations to selected investments based on factors such as overall market capitalization relative to the S&P 500® Index, position size and sector allocation constraints. Companies are further analyzed and screened using factors such as financial condition, industry position, and market and economic conditions and trends to select investments and make buy and sell decisions.
In addition, the Fund may hold derivative instruments, including options, that provide long and short exposures to debt securities and equity securities. The Fund may use derivatives to manage risk, as part of a hedging strategy (attempting to reduce risk by offsetting one investment position with another) and/or to replicate outright long or short exposures.
The Fund will not invest 25% or more of its assets in any industry or group of related industries. However, the Fund does intend to have a high level of investments in the oil and gas industry.
Strategy Portfolio Concentration [Text]	The Fund will not invest 25% or more of its assets in any industry or group of related industries. However, the Fund does intend to have a high level of investments in the oil and gas industry.